Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Net [Abstract]
Schedule of vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2012	$103,137	$(27,447)	$75,690
Depreciation	—	(5,727)	(5,727)
Reclassified to vessel held for sale	(3,466)	—	(3,466)
Vessel impairment charge	(23,978)	—	(23,978)
Reclassified to vessels, net	29,315	—	29,315
December 31, 2013	$105,008	$(33,174)	$71,834
Depreciation	—	(4,896)	(4,896)
Disposal of vessels	(29,180)	12,726	(16,454)
Leased vessel	12,250	(424)	11,826
December 31, 2014	$88,078	$(25,768)	$62,310
Depreciation	—	(3,585)	(3,585)
Disposal of vessels	(42,674)	13,145	(29,529)
Leased vessels	7,000	—	7,000
Vessel impairment charge	(18,891)	—	(18,891)
December 31, 2015	$33,513	$(16,208)	$17,305